Leases - Summary of Maturity of Operating Lease Liabilities under Non-Cancelable Operating Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	¥ 231,314
2023	147,847
2024	43,050
2025	14,644
2026	7,386
2027 and thereafter	2,074
Total lease payment	446,315
Less: interest	(25,169)
Present value of operating lease liability	¥ 421,146	¥ 527,210